Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure Of changes in Financial Liabilities, level 3 fair value - Subsidiary Preferred Shares and Convertible Notes
Subsidiary Preferred Shares Liability and Subsidiary Convertible Notes
The following table summarizes the changes in the Group’s subsidiary preferred shares and convertible note liabilities measured at fair value, which were categorized as Level 3 in the fair value hierarchy:

	Subsidiary Preferred Shares $000s	Subsidiary Convertible Notes $000s
Balance at January 1, 2018	215,635	11,343
Value at issuance	54,537	5,824
Conversion	7,930	(7,581)
Deconsolidation of preferred shares	(36,517)	—
Change in fair value	(24,066)	(128)
Balance at December 31, 2018 and January 1, 2019	217,519	9,458
Value at issuance	51,048	1,607
Conversion to preferred	4,894	(4,894)
Conversion to common	—	(2,418)
Deconsolidation	(207,346)	(5,017)
Change in fair value	33,636	1,389
Finance Costs	1,458	—
Other	(112)	—
Cash distribution	(108)	—
Balance at December 31, 2019 and January 1, 2020	100,989	125
Value at issuance	13,750	25,000
Change in fair value	4,234	—
Balance at December 31, 2020	118,972	25,125

Financial Instruments, Significant Unobservable inputs, level 3 fair value - Preferred Shares liability
The table below sets out information about the significant unobservable inputs used at December 31, 2020 in the fair value measurement of the Group’s material subsidiary preferred shares liabilities categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2020	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
92,068	Market – Backsolve & Hybrid allocation	Estimated time to exit	0.88	Fair value increase
		Discount rate	30.0%
		Volatility	95.0%
14,083	Income – DCF & OPM allocation	Estimated time to exit	2.89	Fair value increase
		Discount rate	19.7%
		Terminal value growth rate	(2.8)%	Fair value decrease
		Volatility	56.8%	Fair value increase
12,821	Cost Approach & OPM allocation	Estimated time to exit	2.00	Fair value increase
		Discount rate	29.4%
		Volatility	40.0%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [text block]
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s subsidiary preferred shares liabilities, as well as that with respect to the enterprise value of the underlying subsidiary in general (Please refer to Note 15):

Input	Subsidiary Preferred Share Liability
As of December 31, 2020	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Subsidiary Enterprise Value	-2%	(2,146)
	+2%	2,194
Time to Liquidity	'-6 Months	5,815
	'+6 Months	(5,437)

Discount Rate	-5%	12,227
	+5%	(5,779)

Disclosure of changes in assets, level 3 fair value - investments held at fair value [Text Block]
The following table summarizes the changes in the Group’s investments held at fair value, which were categorized as Level 3 in the fair value hierarchy:

$'000s
Balance at January 1, 2018	1,449
Deconsolidation of Akili	70,748
Gain/(Loss) on changes in fair value	12,966
Balance at December 31, 2018 and January 1, 2019	85,163
Deconsolidation of Vor	12,028
Deconsolidation of Karuna	77,373
Deconsolidation of Gelesis	49,170
Reclass of Karuna to Associate	(118,006)
Gain/(Loss) on changes in fair value	48,867
Issuance of note receivable	6,480
Conversion of note receivable	(6,630)
Balance at December 31, 2019 and January 1, 2020	154,445
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Gain/(Loss) on changes in fair value	41,297
Balance as of December 31, 2020 before allocation of associate gain/(loss) to long-term interest	206,892
Share of associate loss allocated to long-term interest (please refer to Note 6)	(23,006)
Balance as of December 31, 2020 after allocation of associate gain/(loss) to long-term interest	183,886

Disclosure of Significant unobservable Inputs - Investments at Fair Value, Assets

Fair Value at December 31, 2020	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
204,379	Market – Scenario & Hybrid allocation	Estimated time to exit	1.73	Fair value increase
		Exit valuation multiples	2.19	Fair value decrease
		Discount rate	28.0%	Fair value increase
		Discount for lack of marketability ("DLOM")	10.0%
		Volatility	65.0%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets

Input	Investments Held at Fair Value
As of December 31, 2020	Sensitivity Range	Financial Asset Increase/ (Decrease) $000s
Investee Enterprise Value	-2%	(3,915)
	+2%	3,886
Time to Liquidity	'-6 Months	22,828
	'+6 Months	(20,005)
Discount Rate	-5%	11,691
	+5%	(10,689)

Disclosure of changes in financial liabilities - Warrants
Warrants
Warrants issued by subsidiaries within the Group are classified as liabilities, as they will be settled in a variable number of shares and are not fixed-for-fixed. The following table summarizes the changes in the Group’s subsidiary warrant liabilities, which were categorized as Level 3 in the fair value hierarchy:

Subsidiary Warrant Liability $000s
Balance at January 1, 2018	13,095
Change in fair value	(83)
Balance at December 31, 2018 and January 1, 2019	13,012
Warrant Issuance	4,706
Gelesis Deconsolidation	(21,611)
Change in fair value	11,890
Balance at December 31, 2019 and January 1, 2020	7,997
Warrant Issuance	92
Change in fair value	117
Balance at December 31, 2020	8,206

Disclosure of financial liabilities - Warrants, weighted-average assumptions
The table below sets out the weighted average of significant unobservable inputs used at December 31, 2020 with respect to determining the fair value of the Group's warrants categorized as Level 3 in the fair value hierarchy:

Assumption/Input	Warrants
Expected term	2.65
Expected volatility	54.9%
Risk free interest rate	0.1%
Expected dividend yield	—%
Estimated fair value of the convertible preferred shares	$3.09
Exercise price of the warrants	$0.27

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities, warrants
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s warrant liabilities:

Input	Warrant Liability
As at December 31	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Discount Rate	-5%	7,279
	+5%	(3,321)

Disclosure of Fair Value Measurement and Classification
The fair value of financial instruments by category at December 31, 2020 and 2019:

	2020
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
U.S. treasuries[1]	—	—	—	—	—	—
Money Markets[2]	394,143	—	394,143	—	—	394,143
Investments held at fair value[3]	553,167	—	346,275	—	206,892	553,167

Trade and other receivables[4]	2,558	—	—	2,558	—	2,558
Total financial assets	949,867	—	740,417	2,558	206,892	949,867
Financial liabilities:
Subsidiary warrant liability	—	8,206	—	—	8,206	8,206
Subsidiary preferred shares	—	118,972	—	—	118,972	118,972
Subsidiary notes payable	—	26,455	—	1,330	25,125	26,455
Total financial liabilities	—	153,633	—	1,330	152,303	153,633
1    Issued by governments and government agencies, as applicable, all of which are investment grade.
2    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
3    Balance prior to share of associate loss allocated to long-term interest (please refer to Note 6).
4    Outstanding receivables are owed primarily by corporations and government agencies, virtually all of which are investment grade.

	2019
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
U.S. treasuries[1]	30,088	—	30,088	—	—	30,088
Money Markets[2]	106,586	—	106,586	—	—	106,586
Investments held at fair value	714,905	—	560,460	—	154,445	714,905
Loans and receivables:
Trade and other receivables[3]	1,977	—	—	1,977	—	1,977
Total financial assets	853,556	—	697,134	1,977	154,445	853,556
Financial liabilities:
Subsidiary warrant liability	—	7,997	—	—	7,997	7,997
Subsidiary preferred shares	—	100,989	—	—	100,989	100,989
Subsidiary notes payable	—	1,455	—	1,455	—	1,455
Total financial liabilities	—	110,441	—	1,455	108,986	110,441
1    Issued by governments and government agencies, as applicable, all of which are investment grade.
2    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
3    Outstanding receivables are owed primarily by corporations and government agencies, virtually all of which are investment grade.